ADVANCES TO SUPPLIERS	12 Months Ended
Dec. 31, 2011
Advance To Suppliers Disclosure [Abstract]
Advance To Suppliers Disclosure [Text Block]

Note 4 – ADVANCES TO SUPPLIERS

The Company advances to certain vendors for the purchase of materials. As of December 31, 2011 and 2010,the advances to suppliers amounted to $8,955,688, $3,523,727 respectively.